Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses:
General and administrative expenses	$ 2,469	$ 4,371	$ 3,810
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	382	761	808
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	388	495	759
Professional and directors fee [Member]
General and administrative expenses:
General and administrative expenses	1,065	1,154	1,007
Business development [Member]
General and administrative expenses:
General and administrative expenses	387	1,323	74
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	112	72	80
Office maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	72	198	211
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	$ 63	$ 368	$ 871